UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

2010 was a year of transition for the U.S. economy. Following two years of recession and financial turmoil, 2010 provided the first full year of real GDP growth since 2007. A double-dip recession was avoided and the markets managed through the European sovereign debt crisis and political uncertainty, U.S. mid-term elections and the future of fiscal policy stimulus. Global central bank stimulus, fiscal policy initiatives and other aggressive and creative policy actions were ongoing through 2010 to support recoveries across the developed economies that were not otherwise sustainable. Consumers and business focused on deleveraging and improving the quality of their balance sheets, which will likely continue in 2011. Corporate America in general has built significant cash balances, looking to the consumer sector to signal a pick-up in final demand before committing to an increase in capital expenditures. While fourth quarter data reflected a solid increase in consumer spending, the lack of progress in the unemployment rate/job creation is an ongoing headwind, the pace of the recovery remains modest and the recovery itself has been dependent on public sector support.

Fixed income performance across spread sectors was solid in 2010. Continuing trends from 2009, liquidity, investor confidence, and risk tolerance improved this year, leading to significantly tighter spreads across asset classes. Spreads in general are moving closer to long-term historical levels, with the notable exception of CMBS spreads, which remain wide.

While Portfolio management targeted relative value and fundamental analysis in 2010, it remained critical in developing strategies to include the Federal Reserve Board and the Administration’s policy initiatives, probabilities and impact of implementation.

CMBS generated performance of 20.40% in 2010, the highest total return of any fixed income asset class. Improving commercial real estate fundamentals, as well as technical factors including a demand/supply imbalance, were the bases for strong performance. Credit sensitive sectors outperformed all government sectors: debt and MBS. Long duration provided incremental returns for the year, as did moving down the quality spectrum.

Corporate bonds, as an asset class, provided returns of 9.00%, lagging CMBS performance for the year, while outperforming all other asset classes. Credit typically does well in the recovery phase of the business cycle based on expectations of improved corporate earnings, and returns are further enhanced through the down in quality trade.

Within corporate bonds, financials were the best performing sector (12.39%), and within financials, REITs outperformed, providing an overall rate of return of 14.85%. Life insurers as a group returned 14.08%. Industrials returned 8.65% in 2010. Within industrials, the best performing sectors were basic industries; specifically metals and mining companies participating in global infrastructure building, e.g., China, transportation; specifically airlines, energy; particularly refiners, and consumer cyclical, including restaurants, textiles, entertainment and lodging. The utility sector outperformed industrials by a margin of 55 basis points, generating total return of 9.20% in 2010. Natural gas pipelines and distributors outperformed within the utility sector returning 9.66% for the year.

Within the broad investment grade corporate universe, the range between AAA-rated and BBB-rated total return performance was about 156 basis points, or 1.56%, in favor of the BBB-rated group of corporate issuers. This differentiation narrowed from 3100 basis points, or 31%, in favor of the BBB-rated group of corporate issuers in 2009, which represented the peak differential in the work-out phase of the credit recovery cycle. In 2008, this range was about 1500 basis points, or 15%, with the AAA-rated group of corporate issuers outperforming the BBB-rated bucket.

ABS performed well across sectors, returning 5.85% in 2010. Agency MBS generated total return of 5.37%, lagging all other asset classes. While technicals were largely favorable with limited new supply, the Federal Reserve Board concluded their $1.25 trillion buy program at the end of the first quarter 2010. Spreads were tighter than fundamental valuations supported because the Fed effectively absorbed all supply for over one year, distorting demand and supply dynamics as a result. Valuations remained fairly high through 2Q10 because of the European sovereign debt crisis and the flight to quality trade into the U.S. government market. In order to compete for investor flows subsequently, MBS spreads widened, underperforming other asset classes as a result.

Spread tightening, quality differentiation and duration were the themes driving performance in 2010. Long duration in general outperformed as the yield curve maintained its slope for most of the year, and spreads tightened.

The Maxim Bond Index Portfolio’s tracking error (defined as the total return of the Portfolio minus the total return of the Index) for 2010 was +50 basis points (0.50%), gross of fees. While the performance objective of this Portfolio is to track the return of the Barclays Capital U.S. Aggregate Bond Index, precise replication of the Index is impractical. Consequently, specific issuer and issue selections within each sector category will impact performance. The Portfolio’s asset class and sector allocations, as well as duration targets, were maintained within reasonable ranges.

Price performance, coupon income, and strong net participant inflows increased the Portfolio’s assets from $354.6 million as of December 31, 2009 to $436.8 million as of December 31, 2010. Despite this growth, the size of the Portfolio remains a barrier to replication which may cause negative tracking error relative to the Index. As of December 31, 2010, the Portfolio had 447 securities with assets of $436.8 million, compared to the Barclays Capital U.S. Aggregate Bond Index, which had 7,999 securities with a market value of $15.1 trillion.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Barclays Capital Aggregate Bond Index
	10,000.00	10,000.00
2001	10,752.00	10,844.00
2002	11,793.87	11,956.59
2003	12,157.12	12,446.81
2004	12,555.87	12,986.88
2005	12,819.55	13,302.33
2006	13,307.97	13,878.32
2007	14,204.93	14,845.64
2008	15,114.04	15,623.56
2009	16,046.58	16,550.03
2010	17,090.32	17,632.40

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
6.50%	5.92%	5.51%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2010

Moody’s Rating	% of Portfolio Investments
AAA	75.60%
AA	3.77%
A	5.91%
BAA	10.25%
BA	0.24%
B	0.28%
Withdrawn Rating	0.13%
Not Rated	1.11%
P-1	2.05%
Short Term Investments	0.66%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)

Actual	$1,000.00	$1,009.16	$2.53

Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2010

Maxim Bond Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.12%
500,000	ITT Corp	536,780
	4.90% May 1, 2014
		$536,780

Agency — 7.07%
3,000,000	Fannie Mae	3,292,950
	4.63% October 15, 2013
900,000	Fannie Mae	974,763
	4.75% February 21, 2013
1,000,000	Fannie Mae	1,131,890
	5.00% April 15, 2015
2,700,000	Fannie Mae	3,027,648
	5.00% May 11, 2017
750,000	Fannie Mae	789,965
	3.00% September 16, 2014
400,000	Fannie Mae	457,924
	5.25% September 15, 2016
1,250,000	Fannie Mae	1,342,449
	3.88% July 12, 2013
750,000	Fannie Mae	778,136
	2.50% May 15, 2014
2,100,000	Federal Home Loan Bank	2,249,829
	3.88% June 14, 2013
500,000	Federal Home Loan Bank	573,629
	5.38% May 18, 2016
2,000,000	Federal Home Loan Bank	2,236,624
	4.75% December 16, 2016
1,300,000	Federal Home Loan Bank	1,475,574
	5.25% June 18, 2014
2,000,000	Federal Home Loan Bank	2,009,948
	0.88% August 22, 2012
1,000,000	Federal Home Loan Bank	1,067,808
	3.63% October 18, 2013
3,000,000	Freddie Mac	3,158,037
	3.00% July 28, 2014
1,000,000	Freddie Mac †	994,770
	0.88% October 28, 2013
1,250,000	Freddie Mac	1,447,692
	5.50% July 18, 2016
500,000	Freddie Mac	571,941
	5.25% April 18, 2016
1,200,000	Freddie Mac	1,286,179
	4.63% October 25, 2012
500,000	Freddie Mac	517,585
	3.75% March 27, 2019

800,000	Freddie Mac	866,906
	4.13% September 27, 2013
500,000	Resolution Funding Corp	731,530
	9.38% October 15, 2020
		$30,983,777

Agency - Pass Through — 29.79%
180,303	Fannie Mae	196,672
	6.00% May 1, 2021
509,045	Fannie Mae	554,880
	6.00% July 1, 2036
2,432,620	Fannie Mae	2,637,321
	5.50% March 1, 2034
1,701,393	Fannie Mae	1,825,924
	5.50% April 1, 2036
1,593,767	Fannie Mae	1,713,934
	5.50% November 1, 2035
1,180,263	Fannie Mae	1,248,306
	5.00% September 1, 2033
444,026	Fannie Mae	484,562
	6.00% April 1, 2036
1,539,575	Fannie Mae	1,628,333
	5.00% December 1, 2033
259,886	Fannie Mae	274,382
	5.00% October 1, 2035
160,312	Fannie Mae	171,258
	5.00% October 1, 2020
377,124	Fannie Mae	398,158
	5.00% July 1, 2035
2,691,521	Fannie Mae	2,843,107
	5.00% September 1, 2035
612,650	Fannie Mae	659,740
	5.50% January 1, 2034
295,153	Fannie Mae	307,743
	4.00% April 1, 2019
563,920	Fannie Mae	618,573
	6.00% February 1, 2035
284,243	Fannie Mae	323,059
	6.50% June 1, 2032
36,257	Fannie Mae	39,515
	6.50% December 1, 2013
301,794	Fannie Mae	332,458
	6.00% January 1, 2029
235,431	Fannie Mae	268,077
	7.00% July 1, 2032
149,096	Fannie Mae	159,409
	5.00% June 1, 2018
479,016	Fannie Mae	539,321
	6.50% August 1, 2032
179,037	Fannie Mae	195,651
	6.00% July 1, 2017
187	Fannie Mae	194
	8.00% June 1, 2012
65,204	Fannie Mae	74,902
	8.00% November 1, 2022
693,421	Fannie Mae	733,397
	5.00% July 1, 2033
703,474	Fannie Mae	758,273
	5.50% February 1, 2035
1,730,363	Fannie Mae	1,855,421
	5.50% November 1, 2036

881	Fannie Mae	921
	8.00% December 1, 2012
1,558	Fannie Mae	1,566
	7.00% May 1, 2011
709,919	Fannie Mae	755,997
	5.00% January 1, 2024
1,342,161	Fannie Mae	1,383,136
	4.50% April 1, 2039
2,647,873	Fannie Mae	2,720,849
	4.50% August 1, 2039
4,309,081	Fannie Mae	4,433,513
	4.50% August 1, 2040
1,731,136	Fannie Mae	1,796,324
	4.00% July 1, 2024
698,149	Fannie Mae	759,702
	6.00% August 1, 2037
251,596	Fannie Mae ‡	266,773
	5.32% August 1, 2037
564,985	Fannie Mae	608,414
	5.50% November 1, 2038
2,919,503	Fannie Mae	2,958,322
	4.00% September 1, 2030
2,395,651	Fannie Mae	2,461,302
	4.50% June 1, 2040
5,725,969	Fannie Mae	5,778,755
	3.50% December 1, 2025
388,484	Fannie Mae	421,139
	5.50% May 1, 2033
1,084,693	Fannie Mae	1,125,265
	4.50% January 1, 2030
1,452,539	Fannie Mae	1,554,795
	5.50% August 1, 2039
432,164	Fannie Mae	444,074
	4.50% October 1, 2039
431,468	Fannie Mae ‡	449,394
	3.64% December 1, 2039
526,352	Fannie Mae	577,035
	6.00% June 1, 2036
647,377	Fannie Mae	706,477
	6.00% February 1, 2036
521,771	Fannie Mae	572,013
	6.00% March 1, 2038
2,026,197	Fannie Mae	2,178,969
	5.50% May 1, 2036
460,622	Fannie Mae	502,672
	6.00% October 1, 2035
240,608	Fannie Mae	262,574
	6.00% November 1, 2035
345,425	Fannie Mae	378,686
	6.00% December 1, 2035
450,636	Fannie Mae	484,613
	5.50% December 1, 2035
1,789,483	Fannie Mae	1,882,583
	5.00% July 1, 2039
4,185,104	Fannie Mae	4,389,127
	4.50% May 1, 2024
1,377,118	Fannie Mae	1,420,907
	4.00% February 1, 2025
514,168	Fannie Mae	541,079
	5.00% May 1, 2037

309,703	Fannie Mae	345,332
	6.50% August 1, 2036
782,877	Fannie Mae	828,011
	5.00% July 1, 2037
131,391	Fannie Mae	143,360
	6.00% December 1, 2021
54,002	Freddie Mac	61,808
	7.50% May 1, 2027
494,999	Freddie Mac	537,967
	6.00% December 1, 2036
1,086,251	Freddie Mac	1,146,717
	5.00% September 1, 2035
177,076	Freddie Mac	188,613
	5.00% May 1, 2021
291,270	Freddie Mac	312,524
	5.50% May 1, 2021
428,666	Freddie Mac	456,597
	5.00% April 1, 2021
1,510,394	Freddie Mac	1,591,638
	5.00% June 1, 2036
1,237,250	Freddie Mac	1,298,513
	5.00% June 1, 2038
2,906,542	Freddie Mac	2,990,280
	4.50% May 1, 2040
1,234,287	Freddie Mac	1,341,429
	6.00% August 1, 2037
1,552,163	Freddie Mac	1,662,484
	5.50% May 1, 2037
395,562	Freddie Mac	429,898
	6.00% April 1, 2038
335,824	Freddie Mac	347,473
	4.00% January 1, 2021
420,725	Freddie Mac	448,664
	5.00% August 1, 2018
204,710	Freddie Mac ‡	216,966
	5.50% March 1, 2037
618,975	Freddie Mac	656,055
	5.00% September 1, 2024
286,589	Freddie Mac	302,542
	5.00% February 1, 2034
1,350,935	Freddie Mac	1,541,247
	6.50% November 1, 2032
297,563	Freddie Mac	324,161
	6.00% April 1, 2036
1,113,567	Freddie Mac	1,190,170
	5.50% May 1, 2036
699,205	Freddie Mac	759,899
	6.00% November 1, 2036
452,704	Freddie Mac	493,415
	6.00% March 1, 2036
909,671	Freddie Mac	1,009,487
	6.50% November 1, 2037
1,612,200	Freddie Mac	1,692,029
	5.00% April 1, 2038
6,516,661	Freddie Mac	6,684,044
	4.50% November 1, 2039
1,702,729	Freddie Mac	1,746,465
	4.50% September 1, 2039
1,187,125	Freddie Mac	1,217,617
	4.50% February 1, 2040

939,108	Freddie Mac	963,229
	4.50% June 1, 2039
1,988,714	Freddie Mac	1,976,315
	4.00% November 1, 2040
1,494,291	Freddie Mac	1,532,673
	4.50% March 1, 2039
69,033	Freddie Mac	77,622
	6.50% April 1, 2029
2,750,000	Freddie Mac	2,693,711
	3.00% December 1, 2025
354,146	Freddie Mac	373,417
	5.00% July 1, 2034
306,419	Freddie Mac	330,549
	5.50% May 1, 2018
333,131	Freddie Mac	354,674
	5.00% December 1, 2017
292,864	Freddie Mac	315,927
	5.50% February 1, 2018
1,352,587	Freddie Mac	1,387,329
	4.50% July 1, 2040
348,061	Freddie Mac	370,740
	5.00% December 1, 2020
150,296	Freddie Mac	158,773
	5.00% March 1, 2023
5,101,760	Freddie Mac	5,069,951
	4.00% December 1, 2039
583,819	Freddie Mac	626,420
	5.50% June 1, 2022
1,581,510	Freddie Mac	1,714,838
	6.00% June 1, 2038
404,770	Freddie Mac	432,362
	5.50% June 1, 2027
1,082,030	Freddie Mac	1,162,549
	5.50% June 1, 2033
489,842	Freddie Mac	505,944
	4.50% August 1, 2033
6,747	Freddie Mac	7,740
	7.50% August 1, 2030
333,878	Freddie Mac ‡	352,646
	6.02% October 1, 2036
333,938	Freddie Mac ‡	355,871
	5.68% November 1, 2036
58,624	Ginnie Mae	66,891
	7.00% July 15, 2025
28,791	Ginnie Mae	32,639
	9.00% January 15, 2017
452,035	Ginnie Mae	490,385
	5.50% December 15, 2035
472,399	Ginnie Mae	512,034
	5.50% April 15, 2037
1,287,888	Ginnie Mae	1,377,130
	5.00% November 15, 2033
32,738	Ginnie Mae	36,817
	9.00% April 15, 2021
1,498,022	Ginnie Mae	1,511,620
	4.00% November 15, 2040
5,084,716	Ginnie Mae	5,431,625
	5.00% June 15, 2039
430,422	Ginnie Mae	461,426
	5.00% September 15, 2018

32,805	Ginnie Mae	37,842
	7.50% December 15, 2025
494,293	Ginnie Mae II	527,680
	5.00% December 20, 2035
1,201,990	Ginnie Mae II	1,297,217
	5.50% February 20, 2036
783,113	Ginnie Mae II ‡	823,325
	4.00% October 20, 2039
1,488,853	Ginnie Mae II	1,547,776
	4.50% September 20, 2040
864,291	Ginnie Mae II	950,253
	6.00% January 20, 2036
		$130,492,891

Agriculture — 0.11%
250,000	Corn Products International Inc	246,569
	4.63% November 1, 2020
250,000	Corn Products International Inc	250,761
	3.20% November 1, 2015
		$497,330

Automobiles — 0.13%
500,000	DaimlerChrysler NA Holding Corp	566,034
	6.50% November 15, 2013
		$566,034

Banks — 0.70%
500,000	Bank of America NA	471,850
	6.00% October 15, 2036
500,000	BB&T Corp	516,071
	3.95% April 29, 2016
500,000	UBS AG	508,670
	4.88% August 4, 2020
500,000	Wachovia Bank NA	531,608
	4.80% November 1, 2014
500,000	Wells Fargo & Co	508,392
	5.38% February 7, 2035
500,000	Wells Fargo & Co	533,472
	5.13% September 15, 2016
		$3,070,063

Biotechnology — 0.06%
250,000	Genzyme Corp	256,659
	3.63% June 15, 2015
		$256,659

Broadcast/Media — 0.63%
500,000	Comcast Corp †	525,172
	5.15% March 1, 2020
569,000	Comcast Corp	651,475
	6.30% November 15, 2017
500,000	Cox Communications Inc	550,438
	5.45% December 15, 2014
500,000	DIRECTV Holdings LLC	493,333
	3.13% February 15, 2016
500,000	Viacom Inc	532,310
	4.38% September 15, 2014
		$2,752,728

Building Materials — 0.12%
500,000	Lennox International Inc	511,516
	4.90% May 15, 2017
		$511,516

Canadian - Federal — 0.24%
500,000	Export Development Canada	533,857
	4.50% October 25, 2012
500,000	Government of Canada	515,513
	2.38% September 10, 2014
		$1,049,370

Canadian - Provincial — 0.24%
500,000	Province of Manitoba	511,208
	2.13% April 22, 2013
500,000	Province of Ontario	534,454
	4.38% February 15, 2013
		$1,045,662

Chemicals — 0.41%
250,000	Dow Chemical Co	240,113
	2.50% February 15, 2016
500,000	Dow Chemical Co	540,864
	5.70% May 15, 2018
500,000	EI du Pont de Nemours & Co	559,257
	5.25% December 15, 2016
500,000	PPG Industries Inc	465,599
	3.60% November 15, 2020
		$1,805,833

Commercial Mortgage Backed — 4.78%
1,330,000	Bear Stearns Commercial Mortgage Securities Inc ‡	1,431,599
	Series 2005-T20 Class A4A
	5.14% October 12, 2042
500,000	Bear Stearns Commercial Mortgage Securities Inc ‡	533,412
	Series 2003-PWR2 Class A4
	5.19% May 11, 2039
1,000,000	Greenwich Capital Commercial Funding Corp	1,064,061
	Series 2003-C Class A4
	4.92% January 5, 2036
1,250,000	GS Mortgage Securities Corp II	1,289,154
	Series 2005-GG4 Class A4
	4.76% July 10, 2039
1,000,000	GS Mortgage Securities Corp II	1,054,550
	Series 2005-GG4 Class A4A
	4.75% July 10, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp ‡	515,621
	Series 2005-LDP5 Class AM
	5.25% December 15, 2044
406,962	JP Morgan Chase Commercial Mortgage Securities Corp	425,341
	Series 2005-LDP2 Class ASB
	4.66% July 15, 2042
2,000,000	Morgan Stanley Capital I ‡	2,147,466
	Series 2007-T25 Class A3
	5.51% November 12, 2049
500,000	Morgan Stanley Capital I ‡	509,604
	Series 2007-T25 Class AM
	5.54% November 12, 2049
3,000,000	Morgan Stanley Capital I ‡	3,257,867
	Series 2007-T27 Class A4
	5.65% June 13, 2042

500,000	Morgan Stanley Capital I	531,687
	Series 2003-T11 Class A4
	5.15% June 13, 2041
3,000,000	Morgan Stanley Capital I	3,216,360
	Series 2005-IQ10 Class A4A
	5.23% September 15, 2042
1,250,000	Morgan Stanley Capital I ‡	1,332,984
	Series 2006-T21 Class A4
	5.16% October 12, 2052
1,250,000	Morgan Stanley Capital I ‡	1,335,053
	Series 2004-IQ7 Class A4
	5.40% June 15, 2038
773,421	Salomon Brothers Mortgage Securities VII	776,231
	Series 2001-C1 Class A3
	6.43% December 18, 2035
500,000	Wachovia Bank Commercial Mortgage Trust	526,082
	Series 2004-C10 Class A4
	4.75% February 15, 2041
1,000,000	Wells Fargo Commercial Mortgage Trust §	988,745
	Series 2010-C1 Class A2
	4.39% November 15, 2043
		$20,935,817

Computer Software & Services — 0.11%
500,000	eBay Inc	479,763
	1.63% October 15, 2015
		$479,763

Cosmetics & Personal Care — 0.12%
500,000	Alberto-Culver Co	505,547
	5.15% June 1, 2020
		$505,547

Electric Companies — 1.41%
500,000	Entergy Louisiana LLC	527,273
	5.40% November 1, 2024
500,000	Jersey Central Power & Light Co	516,521
	6.15% June 1, 2037
500,000	Ohio Power Co	529,837
	4.85% January 15, 2014
500,000	Pacific Gas & Electric Co	547,449
	6.05% March 1, 2034
250,000	PECO Energy Co	274,220
	5.00% October 1, 2014
500,000	Pennsylvania Electric Co †	516,518
	5.20% April 1, 2020
465,000	Pnpp II Funding Corp	540,503
	8.83% May 30, 2016
250,000	Potomac Electric Power Co	267,368
	4.65% April 15, 2014
683,000	Public Service Co of Oklahoma	715,097
	5.15% December 1, 2019
500,000	Southwestern Electric Power Co	549,076
	6.45% January 15, 2019
500,000	Southwestern Public Service Co	626,637
	8.75% December 1, 2018
500,000	Westar Energy Inc	556,685
	6.00% July 1, 2014
		$6,167,184

Electronic Instruments & Equipment — 0.34%
500,000	Agilent Technologies Inc	507,567
	5.00% July 15, 2020
500,000	Amphenol Corp	534,159
	4.75% November 15, 2014
500,000	Hubbell Inc	464,037
	3.63% November 15, 2022
		$1,505,763

Engineering & Construction — 0.12%
500,000	Holcim US Finance Sarl & Cie SCS §	519,222
	6.00% December 30, 2019
		$519,222

Financial Services — 1.86%
500,000	Bank of America Corp	508,168
	4.50% April 1, 2015
500,000	Bank of America Corp	520,313
	5.75% December 1, 2017
1,473,715	BGS Credit Tenant Loan #	1,545,226
	6.36% June 15, 2033
500,000	BlackRock Inc	562,847
	6.25% September 15, 2017
500,000	Citigroup Inc	488,100
	5.85% December 11, 2034
500,000	Citigroup Inc	547,943
	6.13% November 21, 2017
500,000	Citigroup Inc	517,239
	5.00% September 15, 2014
500,000	CME Group Inc	553,624
	5.75% February 15, 2014
500,000	CME Group Index Services LLC §	503,211
	4.40% March 15, 2018
500,000	General Electric Capital Corp	542,388
	5.38% October 20, 2016
250,000	General Electric Capital Corp	283,029
	6.75% March 15, 2032
500,000	JPMorgan Chase & Co	532,035
	5.13% September 15, 2014
500,000	JPMorgan Chase Bank NA	554,281
	6.00% October 1, 2017
500,000	NASDAQ OMX Group Inc	508,916
	4.00% January 15, 2015
		$8,167,320

Food & Beverages — 0.79%
500,000	Anheuser-Busch Co Inc	533,160
	5.95% January 15, 2033
500,000	Bottling Group LLC	545,450
	5.13% January 15, 2019
500,000	Kraft Foods Inc	538,134
	5.38% February 10, 2020
500,000	Kroger Co	574,080
	6.40% August 15, 2017
250,000	SABMiller PLC §	289,503
	6.50% July 1, 2016
500,000	Wal-Mart Stores Inc	478,926
	1.50% October 25, 2015
500,000	Woolworths Ltd §	493,829
	2.55% September 22, 2015
		$3,453,082

Foreign Banks — 1.17%
500,000	Bank of Nova Scotia	518,955
	3.40% January 22, 2015
500,000	Barclays Bank PLC	529,100
	5.00% September 22, 2016
1,000,000	Canadian Imperial Bank of Commerce §	1,005,451
	2.60% July 2, 2015
500,000	Credit Agricole SA §	503,321
	3.50% April 13, 2015
500,000	Credit Suisse AG	510,637
	5.40% January 14, 2020
500,000	KfW Bankengruppe	558,104
	4.88% January 17, 2017
500,000	Rabobank Nederland	483,552
	2.13% October 13, 2015
500,000	Royal Bank of Canada	501,011
	2.63% December 15, 2015
500,000	Toronto-Dominion Bank §	491,839
	2.20% July 29, 2015
		$5,101,970

Foreign Governments — 0.32%
500,000	Government of Italy	513,736
	4.50% January 21, 2015
300,000	Government of Italy	330,618
	6.88% September 27, 2023
500,000	Government of Mexico	562,500
	6.75% September 27, 2034
		$1,406,854

Gold, Metals & Mining — 0.64%
500,000	ArcelorMittal	532,744
	6.13% June 1, 2018
500,000	BHP Billiton Finance USA Ltd	555,292
	5.25% December 15, 2015
500,000	Cliffs Natural Resources Inc	526,767
	5.90% March 15, 2020
500,000	Rio Tinto Finance USA Ltd	671,523
	9.00% May 1, 2019
500,000	Teck Resources Ltd	508,356
	4.50% January 15, 2021
		$2,794,682

Health Care Related — 0.36%
500,000	Laboratory Corp of America Holdings	494,151
	3.13% May 15, 2016
500,000	UnitedHealth Group Inc	543,254
	5.00% August 15, 2014
500,000	WellPoint Inc	549,766
	5.25% January 15, 2016
		$1,587,171

Hotels/Motels — 0.12%
500,000	Hyatt Hotels Corp §	522,973
	5.75% August 15, 2015
		$522,973

Household Goods — 0.25%
500,000	Procter & Gamble Co	544,482
	5.55% March 5, 2037
500,000	Stanley Black & Decker Inc	556,723
	6.15% October 1, 2013
		$1,101,205

Insurance Related — 1.19%
500,000	Allstate Corp	492,381
	5.35% June 1, 2033
1,000,000	Hartford Financial Services Group Inc	1,064,916
	6.30% March 15, 2018
500,000	Lincoln National Corp	545,391
	6.25% February 15, 2020
500,000	MetLife Inc	579,982
	6.75% June 1, 2016
500,000	New York Life Insurance Co §	589,549
	6.75% November 15, 2039
500,000	Pacific LifeCorp §	525,497
	6.00% February 10, 2020
250,000	Prudential Financial Inc	261,238
	5.38% June 21, 2020
500,000	Prudential Financial Inc	552,449
	6.10% June 15, 2017
500,000	Teachers Insurance & Annuity Association of America §	585,001
	6.85% December 16, 2039

		$5,196,404

Investment Bank/Brokerage Firm — 1.41%
500,000	Ameriprise Financial Inc	526,030
	5.30% March 15, 2020
500,000	Bear Stearns Cos LLC	549,375
	5.70% November 15, 2014
500,000	Charles Schwab Corp	498,067
	4.45% July 22, 2020
500,000	Goldman Sachs Group Inc	544,453
	5.75% October 1, 2016
500,000	Goldman Sachs Group Inc	550,597
	6.15% April 1, 2018
500,000	Jefferies Group Inc	571,691
	8.50% July 15, 2019
500,000	Merrill Lynch & Co Inc	515,155
	6.05% May 16, 2016
500,000	Morgan Stanley	542,384
	6.63% April 1, 2018
750,000	Morgan Stanley	810,360
	6.00% May 13, 2014
500,000	Nomura Holdings Inc	521,295
	5.00% March 4, 2015
500,000	Xstrata Finance Canada Ltd §	548,469
	5.80% November 15, 2016
		$6,177,876

Leisure & Entertainment — 0.17%
250,000	Hasbro Inc	271,142
	6.13% May 15, 2014
500,000	Mattel Inc	484,520
	4.35% October 1, 2020
		$755,662

Machinery — 0.19%
500,000	Caterpillar Inc	576,632
	5.70% August 15, 2016
250,000	Pall Corp	257,003
	5.00% June 15, 2020
		$833,635

Medical Products — 0.24%
500,000	Baxter International Inc	524,352
	4.50% August 15, 2019
500,000	Beckman Coulter Inc	545,671
	6.00% June 1, 2015
		$1,070,023

Miscellaneous — 0.23%
500,000	Brambles USA Inc §	507,234
	5.35% April 1, 2020
500,000	Dun & Bradstreet Corp	488,766
	2.88% November 15, 2015
		$996,000

Office Equipment & Supplies — 0.12%
500,000	Xerox Corp	541,931
	5.65% May 15, 2013
		$541,931

Oil & Gas — 2.21%
500,000	Cenovus Energy Inc	535,777
	4.50% September 15, 2014
500,000	ConocoPhillips	549,400
	5.90% October 15, 2032
500,000	EOG Resources Inc	488,751
	2.50% February 1, 2016
500,000	Florida Gas Transmission Co LLC §	520,725
	5.45% July 15, 2020
500,000	Gulfstream Natural Gas System LLC §	583,435
	6.95% June 1, 2016
500,000	Hess Corp	569,028
	7.00% February 15, 2014
250,000	Husky Energy Inc	274,748
	5.90% June 15, 2014
500,000	Marathon Oil Corp	562,860
	6.50% February 15, 2014
500,000	Motiva Enterprises LLC §	560,855
	5.75% January 15, 2020
500,000	Northwest Pipeline GP	610,505
	7.13% December 1, 2025
500,000	Panhandle Eastern Pipeline Co LP	532,705
	6.20% November 1, 2017
500,000	Petrobras International Finance Co	518,784
	5.75% January 20, 2020
500,000	Shell International Finance BV	513,624
	3.25% September 22, 2015
250,000	Sunoco Logistics Partners Operations LP	287,639
	8.75% February 15, 2014
500,000	Talisman Energy Inc	470,154
	3.75% February 1, 2021
500,000	Total Capital SA	512,279
	3.13% October 2, 2015
500,000	Valero Energy Corp	538,991
	6.13% June 15, 2017

500,000	Valero Energy Corp	527,943
	7.50% April 15, 2032
500,000	Williams Partners LP	516,702
	3.80% February 15, 2015
		$9,674,905

Other Asset-Backed — 1.03%
500,000	ACE Securities Corp §	369,733
	Series 2007-D1 Class A2
	6.34% February 25, 2038
1,000,000	AESOP Funding II LLC §	976,583
	Series 2010-5A Class A
	3.15% March 20, 2017
750,000	Citibank Credit Card Issuance Trust	826,130
	Series 2009-A4 Class A4
	4.90% June 23, 2016
898,473	Citicorp Residential Mortgage Trust	891,103
	Series 2006-1 Class A6
	5.84% July 25, 2036
605,889	Countrywide Asset Backed Certificates	362,208
	Series 2006-S8 Class A6
	5.51% April 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	678,750
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	387,438
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
		$4,491,945

Paper & Forest Products — 0.12%
500,000	International Paper Co †	538,590
	5.30% April 1, 2015
		$538,590

Personal Loans — 0.62%
500,000	American Express Co	569,615
	7.25% May 20, 2014
500,000	American Honda Finance Corp §	565,664
	6.70% October 1, 2013
500,000	HSBC Finance Corp	543,159
	5.50% January 19, 2016
500,000	HSBC Finance Corp	531,099
	5.00% June 30, 2015
500,000	Toyota Motor Credit Corp	516,469
	3.20% June 17, 2015
		$2,726,006

Pharmaceuticals — 0.50%
500,000	Abbott Laboratories	508,366
	4.13% May 27, 2020
500,000	Novartis Capital Corp	524,380
	4.40% April 24, 2020
500,000	Pfizer Inc	562,079
	5.35% March 15, 2015
500,000	Schering-Plough Corp	584,293
	6.00% September 15, 2017
		$2,179,118

Printing & Publishing — 0.13%
500,000	Thomson Reuters Corp	555,051
	5.95% July 15, 2013
		$555,051

Railroads — 0.64%
500,000	Burlington Northern Santa Fe LLC	571,393
	7.00% February 1, 2014
500,000	CSX Corp	547,276
	5.60% May 1, 2017
500,000	Norfolk Southern Corp	566,122
	5.90% June 15, 2019
500,000	Union Pacific Corp	567,138
	6.63% February 1, 2029
483,104	Union Pacific Railroad Co 2007-3 Pass Through Trust	551,308
	6.18% January 2, 2031
		$2,803,237

Real Estate — 0.24%
500,000	Duke Realty LP †	542,444
	6.75% March 15, 2020
500,000	Simon Property Group LP	522,815
	4.20% February 1, 2015
		$1,065,259

Retail — 0.23%
434,209	CVS Caremark Corp	445,320
	6.04% December 10, 2028
500,000	Home Depot Inc	560,302
	5.40% March 1, 2016
		$1,005,622

Specialized Services — 0.76%
500,000	BP Capital Markets PLC	499,657
	3.13% October 1, 2015
500,000	Computer Sciences Corp	544,358
	6.50% March 15, 2018
500,000	Equifax Inc	526,278
	4.45% December 1, 2014
250,000	Fiserv Inc	242,821
	4.63% October 1, 2020
250,000	Fiserv Inc	247,545
	3.13% October 1, 2015
500,000	Pearson Funding Two PLC §	507,686
	4.00% May 17, 2016
500,000	Teco Finance Inc	509,829
	4.00% March 15, 2016
250,000	Vale Overseas Ltd	247,521
	4.63% September 15, 2020
		$3,325,695

Supranationals — 0.13%
500,000	European Investment Bank	564,623
	5.13% September 13, 2016
		$564,623

Telephone & Telecommunications — 1.18%
500,000	ALLTEL Corp	589,421
	7.00% March 15, 2016
500,000	America Movil SAB de CV	519,724
	5.00% March 30, 2020

500,000	AT&T Inc	560,637
	5.63% June 15, 2016
500,000	AT&T Inc	557,872
	5.60% May 15, 2018
500,000	Cellco Partnership	579,280
	7.38% November 15, 2013
500,000	Deutsche Telekom International Finance BV	671,974
	8.25% June 15, 2030
500,000	Rogers Communications Inc	601,130
	6.80% August 15, 2018
500,000	Telecom Italia Capital SA	531,734
	6.18% June 18, 2014
500,000	Vodafone Group PLC	558,173
	5.63% February 27, 2017
		$5,169,945

U.S. Government — 32.61%
3,000,000	United States of America T-Note	3,128,202
	2.63% December 31, 2014
1,000,000	United States of America T-Note	1,015,234
	1.38% January 15, 2013
1,000,000	United States of America T-Note	1,047,500
	3.25% December 31, 2016
2,000,000	United States of America T-Note	2,086,250
	3.13% October 31, 2016
2,000,000	United States of America T-Note	2,041,406
	2.75% November 30, 2016
1,750,000	United States of America T-Note	1,775,567
	1.38% March 15, 2013
500,000	United States of America T-Note	517,540
	2.50% March 31, 2015
2,750,000	United States of America T-Note	2,853,983
	3.63% February 15, 2020
2,250,000	United States of America T-Note	2,262,568
	0.88% January 31, 2012
3,500,000	United States of America T-Note	3,552,773
	1.38% February 15, 2013
500,000	United States of America T-Note	517,539
	2.38% October 31, 2014
2,000,000	United States of America T-Note	2,042,110
	1.88% June 15, 2012
1,500,000	United States of America T-Note	1,581,446
	3.25% June 30, 2016
750,000	United States of America T-Note	791,075
	3.25% May 31, 2016
1,000,000	United States of America T-Note	1,013,281
	1.38% May 15, 2012
2,250,000	United States of America T-Note	2,273,731
	3.13% May 15, 2019
2,000,000	United States of America T-Note	2,071,876
	2.38% August 31, 2014
500,000	United States of America T-Note	507,246
	1.38% September 15, 2012
1,000,000	United States of America T-Note	1,044,688
	3.63% August 15, 2019
1,500,000	United States of America T-Note	1,568,789
	2.63% July 31, 2014
1,000,000	United States of America T-Note	1,052,578
	3.25% July 31, 2016
1,000,000	United States of America T-Note	952,266
	1.88% September 30, 2017

1,000,000	United States of America T-Note	988,828
	0.50% October 15, 2013
2,750,000	United States of America T-Note	2,668,143
	1.25% September 30, 2015
2,000,000	United States of America T-Note	1,995,234
	0.38% September 30, 2012
3,125,000	United States of America T-Note	3,114,991
	0.75% September 15, 2013
1,125,000	United States of America T-Note	1,122,978
	0.38% August 31, 2012
500,000	United States of America T-Note	485,899
	1.38% November 30, 2015
500,000	United States of America T-Note	475,313
	1.88% October 31, 2017
500,000	United States of America T-Note †	471,641
	2.63% November 15, 2020
1,000,000	United States of America T-Note	996,953
	0.38% October 31, 2012
1,750,000	United States of America T-Note	1,670,566
	1.88% August 31, 2017
1,775,000	United States of America T-Note	1,797,603
	2.75% May 31, 2017
1,000,000	United States of America T-Note	1,008,200
	1.13% June 15, 2013
750,000	United States of America T-Note	761,955
	2.13% May 31, 2015
500,000	United States of America T-Note	511,485
	1.75% April 15, 2013
4,375,000	United States of America T-Note	4,481,662
	3.50% May 15, 2020
2,500,000	United States of America T-Note	2,507,425
	0.63% June 30, 2012
2,400,000	United States of America T-Note	2,275,313
	2.63% August 15, 2020
1,000,000	United States of America T-Note	986,875
	2.38% July 31, 2017
2,000,000	United States of America T-Note	1,992,500
	2.50% June 30, 2017
2,500,000	United States of America T-Note	2,512,300
	1.00% July 15, 2013
500,000	United States of America T-Note	511,367
	1.88% April 30, 2014
500,000	United States of America T-Bond	537,344
	4.75% February 15, 2037
1,000,000	United States of America T-Bond	1,005,312
	4.38% November 15, 2039
1,900,000	United States of America T-Bond	1,967,093
	4.50% February 15, 2036
1,300,000	United States of America T-Bond	1,670,906
	6.25% May 15, 2030
950,000	United States of America T-Bond	1,108,977
	5.38% February 15, 2031
2,500,000	United States of America T-Note	2,625,292
	4.88% February 15, 2012
1,000,000	United States of America T-Note	1,063,281
	4.38% August 15, 2012
1,250,000	United States of America T-Bond	1,151,367
	3.88% August 15, 2040
500,000	United States of America T-Bond	523,750
	4.63% February 15, 2040

2,375,000	United States of America T-Bond	2,386,495
	4.38% May 15, 2040
850,000	United States of America T-Bond	974,180
	5.25% November 15, 2028
650,000	United States of America T-Note	919,344
	8.00% November 15, 2021
1,150,000	United States of America T-Bond	1,554,656
	7.25% August 15, 2022
1,750,000	United States of America T-Note	2,484,179
	8.13% May 15, 2021
1,350,000	United States of America T-Note	1,701,949
	7.25% May 15, 2016
300,000	United States of America T-Note	429,234
	8.50% February 15, 2020
400,000	United States of America T-Bond	514,750
	6.38% August 15, 2027
900,000	United States of America T-Bond	1,130,625
	6.13% November 15, 2027
600,000	United States of America T-Bond	802,031
	6.88% August 15, 2025
500,000	United States of America T-Bond	671,563
	7.13% February 15, 2023
1,800,000	United States of America T-Bond	2,262,375
	6.25% August 15, 2023
1,000,000	United States of America T-Note	1,040,938
	2.50% March 31, 2013
2,000,000	United States of America T-Note	2,151,876
	3.88% May 15, 2018
2,400,000	United States of America T-Note	2,524,687
	3.50% February 15, 2018
4,200,000	United States of America T-Note	4,455,772
	3.88% October 31, 2012
1,000,000	United States of America T-Note	1,060,625
	3.63% December 31, 2012
2,750,000	United States of America T-Note	2,780,937
	1.38% February 15, 2012
2,100,000	United States of America T-Note	2,141,179
	1.75% March 31, 2014
2,100,000	United States of America T-Note	2,143,970
	1.75% January 31, 2014
1,600,000	United States of America T-Note	1,697,374
	3.13% August 31, 2013
1,650,000	United States of America T-Note	1,698,726
	2.00% November 30, 2013
1,000,000	United States of America T-Note	1,059,922
	4.13% August 31, 2012
2,400,000	United States of America T-Note	2,629,313
	4.00% February 15, 2015
3,950,000	United States of America T-Note	4,373,701
	4.25% August 15, 2015
750,000	United States of America T-Note	827,344
	4.25% August 15, 2014
3,200,000	United States of America T-Note	3,486,000
	4.00% February 15, 2014
500,000	United States of America T-Note	558,476
	4.75% May 15, 2014
5,100,000	United States of America T-Note	5,436,881
	4.88% June 30, 2012
1,700,000	United States of America T-Note	1,927,773
	4.75% August 15, 2017

800,000	United States of America T-Bill	830,218
	4.50% November 30, 2011
2,100,000	United States of America T-Note	2,351,179
	4.50% November 15, 2015
1,000,000	United States of America T-Note	1,139,766
	4.88% August 15, 2016
		$142,836,239

U.S. Municipal — 0.34%
500,000	Indianapolis Local Public Improvement Bond Bank	493,665
	6.00% January 15, 2040
1,000,000	New York State Dormitory Authority	990,480
	4.55% February 15, 2021
		$1,484,145

Utilities — 0.39%
500,000	Consolidated Edison Co of New York Inc	561,484
	5.30% December 1, 2016
500,000	EQT Corp	581,753
	8.13% June 1, 2019
500,000	Kansas Gas & Electric Co §	576,440
	6.70% June 15, 2019
		$1,719,677

TOTAL BONDS — 96.69% (Cost $410,101,862)		$423,528,784

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,624,000	Federal Home Loan Bank	4,624,000
	0.00% January 3, 2011

Repurchase Agreement
9,000,000	Undivided interest of 36.00% in a repurchase agreement (Principal Amount/Value $25,000,000 with a maturity value of $25,000,174) with Credit Suisse, 0.05%, dated 12/29/10, to be repurchased at $9,000,063 on 1/3/11, collateralized by U.S. Treasury, 1.00%, 12/31/11, with a value of $25,501,197.	9,000,000

TOTAL SHORT-TERM INVESTMENTS — 3.11%		$13,624,000
(Cost $13,624,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

711,997	Undivided interest of 2.61% in a repurchase agreement (Principal Amount/Value $27,239,000 with a maturity value of $27,239,605) with Barclays Capital Inc, 0.20%, dated 12/31/10, to be repurchased at $711,997 on 1/3/11, collateralized by U.S. Treasury, 0.38% - 0.63%, 6/30/12 - 9/30/12, with a value of $27,783,781.	711,997

721,025	Undivided interest of 2.65% in a repurchase agreement (Principal Amount/Value $27,211,000 with a maturity value of $27,211,514 with Merrill Lynch, Pierce, Fenner & Smith, 0.17%, dated 12/31/10, to be repurchased at $721,025 on 1/3/11, collateralized by GNMA, 2.63% - 9.50%, 10/15/11 - 4/15/53, with a value of $27,755,220.	721,025

739,953	Undivided interest of 2.74% in a repurchase agreement (Principal Amount/Value $26,977,000 with a maturity value of $26,977,510) with BNP Paribas Securities Corp, 0.17%, dated 12/31/10, to be repurchased at $739,953 on 1/3/11, collateralized by various U.S. Government or agency securities, 0.00% - 10.35%, 1/4/11 - 2/9/40, with a value of $27,516,541.	739,953

739,080	Undivided interest of 2.76% in a repurchase agreement (Principal Amount/Value $26,757,000 with a maturity value of $26,757,624) with Household Bank Securities Inc, 0.21%, dated 12/31/10, to be repurchased at $739,080 on 1/3/11, collateralized by U.S. Treasury, 1.88%, 8/31/17 and Sallie Mae, 0.00%, 10/3/22, with a value of $27,292,595.	739,080

TOTAL SECURITIES LENDING COLLATERAL — 0.66%		$2,912,055
(Cost $2,912,055)

TOTAL INVESTMENTS — 100.46%		$440,064,839
(Cost $426,637,917)

OTHER ASSETS & LIABILITIES — (0.46%)		$(2,024,681)

TOTAL NET ASSETS — 100%		$438,040,158

Legend

†	A portion or all of the security is on loan at December 31, 2010.
‡	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2010.
§	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
#	Illiquid security

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (including $2,846,478 of securities on loan) (1)	$440,064,839
Cash	267,415
Interest receivable	3,053,956
Subscriptions receivable	4,148,719

Total assets	447,534,929

LIABILITIES:
Due to investment adviser	183,005
Payable upon return of securities loaned	2,912,055
Payable for investments purchased	3,526,453
Redemptions payable	2,873,258

Total liabilities	9,494,771

NET ASSETS	$438,040,158

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,295,356
Additional paid-in capital	421,036,612
Net unrealized appreciation on investments	13,426,922
Undistributed net investment income	30,452
Accumulated net realized gain on investments	250,816

NET ASSETS	$438,040,158

NET ASSET VALUE PER OUTSTANDING SHARE	$13.29

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	105,000,000
Outstanding	32,953,565

(1) Cost of investments in securities	$426,637,917

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$15,534,077
Income from securities lending	1,332

Total income	15,535,409

EXPENSES:
Management fees	1,977,800

NET INVESTMENT INCOME	13,557,609

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	5,407,717
Change in net unrealized appreciation on investments	4,329,927

Net realized and unrealized gain on investments	9,737,644

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,295,253

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$13,557,609	$12,977,921
Net realized gain on investments	5,407,717	2,007,345
Change in net unrealized appreciation on investments	4,329,927	3,168,792

Net increase in net assets resulting from operations	23,295,253	18,154,058

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,254,246)	(12,643,134)
From net realized gains	(6,442,122)	(2,799,867)

Total distributions	(19,696,368)	(15,443,001)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	323,443,869	203,110,619
Reinvestment of distributions	19,696,368	15,443,001
Redemptions of shares	(264,301,069)	(140,216,520)

Net increase in net assets resulting from share transactions	78,839,168	78,337,100

Total increase in net assets	82,438,053	81,048,157

NET ASSETS:
Beginning of period	355,602,105	274,553,948

End of period (1)	$438,040,158	$355,602,105

OTHER INFORMATION:

SHARES:
Sold	23,898,731	15,460,126
Issued in reinvestment of distributions	1,474,309	1,182,017
Redeemed	(19,562,335)	(10,690,028)

Net increase	5,810,705	5,952,115

(1) Including undistributed net investment income	$30,452

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.10	$12.96	$12.75	$12.47	$12.54

Income from Investment Operations

Net investment income	0.45	0.54	0.58	0.54	0.53
Net realized and unrealized gain (loss)	0.39	0.25	0.21	0.28	(0.07)

Total Income From Investment Operations	0.84	0.79	0.79	0.82	0.46

Less Distributions

From net investment income	(0.45)	(0.54)	(0.58)	(0.54)	(0.53)
From net realized gains	(0.20)	(0.11)

Total Distributions	(0.65)	(0.65)	(0.58)	(0.54)	(0.53)

Net Asset Value, End of Period	$13.29	$13.10	$12.96	$12.75	$12.47

Total Return ±	6.50%	6.18%	6.40%	6.74%	3.81%

Net Assets, End of Period ($000)	$438,040	$355,602	$274,554	$260,808	$154,852

Ratio of Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%

Ratio of Net Investment Income to Average Net Assets	3.43%	4.27%	4.60%	4.65%	4.39%

Portfolio Turnover Rate	47.53%	34.23%	31.42%	21.07%	30.49%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission on December 31, 2010, but were not yet capitalized. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:

Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Short Term Investments:	Amortized Cost.

Security Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, 100% of the Portfolio’s investments are valued using Level 2 inputs. Breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2010:

Description	Corporate Bonds and Notes
Beginning Balance, January 1, 2010	$522,005
Total realized gain (or losses)	-
Total unrealized gain (or losses) relating to instruments not held at reporting date	-
Total unrealized gain (or losses) relating to instruments still held at reporting date	-
Purchases, sales and corporate actions	-
Transfers into (out of) Level 3‡	(522,005)

Ending Balance, December 31, 2010	$0

‡Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2010 were $12,318,137, $12,734,965, and 2.91%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term. Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2010 were $1,473,715, $1,545,226 and 0.35%, respectively.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the “Payable for investments purchased” on the Statement of Assets and Liabilities. At December 31, 2010, there were no mortgage dollar rolls held.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $53,288,588 and $46,372,934, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $196,907,983 and $135,426,803, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $425,980,517. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $16,646,611 and gross depreciation of securities in which there was an excess of tax cost over value of $2,562,289 resulting in net appreciation of $14,084,322.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The security is also included in the Schedule of Investments. As of December 31, 2010 the Portfolio had securities on loan valued at $2,846,478 and received collateral of $2,912,055 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were as follows:

	2010	2009
Distributions paid from:
Ordinary income	$15,197,746	$12,969,617
Long-term capital gains	4,498,622	2,473,384

	$19,696,368	$15,443,001

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$30,452
Undistributed capital gains	-

Net accumulated earnings	30,452

Net unrealized appreciation on investments	14,084,322
Capital loss carryforwards	-
Post-October losses	(406,584)

Tax composition of capital	$13,708,190

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $272,911 from undistributed net investment income to accumulated net realized gain on investments. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio had current year post-October losses of $406,584.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Bond Index Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Bond Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California
February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*

Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance

(1955) President 2008	Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer   and Investment Operations     Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.[4] The Audit Committee may approve audit and non-audit

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not Applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011